Average Annual Total Returns - FidelityCommodityStrategyFund-RetailPRO - FidelityCommodityStrategyFund-RetailPRO - Fidelity Commodity Strategy Fund	Sep. 28, 2024
Fidelity Commodity Strategy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.63%)
Past 5 years	6.23%
Since Inception	3.64%	[1]
Fidelity Commodity Strategy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.04%)
Past 5 years	0.91%
Since Inception	(1.00%)	[1]
Fidelity Commodity Strategy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.07%)
Past 5 years	2.76%
Since Inception	0.97%	[1]
DJ010
Average Annual Return:
Past 1 year	(7.91%)
Past 5 years	7.23%
Since Inception	4.56%

[1]	A From May 30, 2017 .